Retirement Plans Summary of Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	$ 2,504	$ 2,656
Fair value of plan assets at end of year	2,606	2,504
U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year		4
U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	331
Fair value of plan assets at end of year	323	331
Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	1,201	1,656
Fair value of plan assets at end of year	1,177	1,201
Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	155
Fair value of plan assets at end of year	172	155
Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	26
Fair value of plan assets at end of year	58	26
Fair Value, Inputs, Level 3 | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	335	302
Additions net of redemptions	(59)	4
Realized gain	28	9
Unrealized gain (loss)	19	20
Fair value of plan assets at end of year	323	335
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	4	17
Additions net of redemptions	(3)	(13)
Realized gain	(1)	0
Unrealized gain (loss)	0	0
Fair value of plan assets at end of year	0	4
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	331	285
Additions net of redemptions	(56)	17
Realized gain	29	9
Unrealized gain (loss)	19	20
Fair value of plan assets at end of year	323	331
Fair Value, Inputs, Level 3 | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	20	98
Additions net of redemptions	34	10
Unrealized gain (loss)	(3)	1
Transfers out - to Level 2		(89)
Fair value of plan assets at end of year	51	20
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	0	89
Additions net of redemptions	0	0
Unrealized gain (loss)	0	0
Transfers out - to Level 2		(89)
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	20	9
Additions net of redemptions	34	10
Unrealized gain (loss)	(3)	1
Transfers out - to Level 2		0
Fair value of plan assets at end of year	$ 51	$ 20